[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

March 31, 2002

The S&P 500(R)
Protected Equity
Fund, Inc.

www.mlim.ml.com

The S&P 500(R) Protected Equity Fund, Inc.

Officers and Directors

Terry K. Glenn, President and Director
Donald W. Burton, Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

J.P. Morgan Chase and Co.
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

NASDAQ Symbol

PEFX

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2002

DEAR SHAREHOLDER

The first half of the six-month period ended March 31, 2002 experienced a tremendous rebound from the record-setting lows of the third quarter of 2001. As the United States realized that it must not allow the horrific terrorist acts of September 11, 2001 to control daily life, businesses across the nation resumed activity at full force and with great optimism. Despite anthrax scares and bomb threats, which caused the nation to be on a heightened state of alert, citizens and corporations committed themselves to reviving the slumped economy of the third quarter of 2001. However, this impressive recovery of double-digit gains in the first half of the six-month period did not continue through the second half, as all major indexes saw mild returns because of mixed-market sentiments regarding the prospects of the future of the economy. The markets were on edge during the first quarter of 2002 over mixed earnings announcements along with the ongoing US efforts against terrorism.

Despite the mixed-market sentiment and a flat return for the Standard & Poor's (S&P) 500 Index in the second half of the period, signs that weakness in demand is abating and economic activity is beginning to stabilize are becoming more prevalent. With the Federal Reserve Board's commitment to productivity growth and price stability, a series of interest rate cuts was implemented. On October 2, 2001, the Federal Funds rate was reduced by 50 basis points (0.50%) from 3% to 2.50%. Two additional cuts at the November 6 and December 11, 2001 Federal Open Market Committee (FOMC) meetings reduced the Federal Funds rate to 1.75%, a 40-year low. With the muted performance in the second half of the period, the Federal Reserve Board decided to keep interest rates unchanged at two consecutive FOMC meetings, based on uncertainty whether the expected economic recovery could be sustained.

Performance Results

For the six-month period ended March 31, 2002, the Fund had a total return of +1.13%, based on a change in per share net asset value from $8.87 to $8.97. The Fund's benchmark, the unmanaged S&P 500 Index, had a total return of +10.97% for the same period.

During periods of sharp market movements, such as the six-month period ended March 31, 2002 and the prior six-month period, the Fund's net asset value will deviate from the performance of the S&P 500 Index for periods of time because of time lag in the adjustment of the value of the Fund's put options to current market levels. The 10.69% gain in the S&P 500 Index for the fourth quarter of 2001 was not sustained in the first quarter of 2002, primarily because of uncertainties earlier in the fiscal year. A flip-flop investment style was experienced from the first half of the period to the second half of the six-month period ended March 31, 2002. Growth stocks proved to be in favor during the first half of the period, with the unmanaged S&P/Barra Growth Index posting a gain of 29.23% as compared to the unmanaged S&P/Barra Value Index's return of +7.96%. However, in the second half of the period, this leadership reversed with the S&P/Barra Value Index posting +1.32% against the -0.79% return of the S&P/Barra Growth Index. This trend of value stocks outperforming growth stocks in the second half of the period was seen throughout the market as the unmanaged Russell 2000 Value Index returned +9.58% as compared to the unmanaged Russell 2000 Growth Index's return of -1.96%. This bias toward value over growth stocks was the result of investors' disappointments with future prospects for growth firms as industry overcapacity and dwindling capital expenditures continued to put a damper on recovery for companies in that sector.

The volatility of returns inherent in the technology sector was experienced again during the six-month period ended March 31, 2002, as the strong gain of the first half of the period was not sustained in the second half. With technology's fallout, producer durables crept in as the sector leader after posting the second largest gain in the first half of the period.

With studies lending support to the view that the US economy is in a recovery phase after a very short and shallow recession, investors and market regulators are being cautious not to overestimate the expected recovery rate. During the two meetings that the FOMC had in the second half of the period, the Federal Reserve Board decided to leave the Federal Funds rate unchanged at 1.75%.

Despite the mild market environment in the second half of the six-month period ended March 31, 2002, it is believed that an economic recovery is underway. Nevertheless, there are many current events, issues and factors that could have a significant impact on which direction the economy will turn. With the terrorist crisis in the Middle East, as well as ongoing accounting fears and corporate announcements, the market is expected to continue to be choppy and rotational as these factors battle with improving economic statistics within the market. Additionally, as the Federal Reserve Board maintains its prospects for productivity growth and strives to achieve price stability and sustainable economic growth in the US economy, we believe the outlook for the markets is favorable. With that in mind, we believe the Fund is positioned to continue to meet its objective of replicating the risk and returns of the S&P 500 Index.

In Conclusion

We appreciate your investment in The S&P 500(R) Protected Equity Fund, Inc., and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director

May 2, 2002

PROXY RESULTS

During the six-month period ended March 31, 2002, The S&P 500(R) Protected Equity Fund, Inc.'s shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on December 12, 2001. The description of the proposal and number of shares voted are as follows:

--------------------------------------------------------------------------------------------------------------
                                                                         Shares Voted      Shares Withheld
                                                                              For             From Voting
--------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors:  Terry K. Glenn                 28,824,503           535,213
                                            M. Colyer Crum                 28,818,398           541,318
                                            Laurie Simon Hodrick           28,822,503           537,213
                                            Stephen B. Swensrud            28,819,543           540,173
                                            J. Thomas Touchton             28,824,503           535,213
                                            Fred G. Weiss                  28,824,503           535,213
--------------------------------------------------------------------------------------------------------------


                                      2 & 3

                       The S&P 500(R)Protected Equity Fund, Inc., March 31, 2002

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                           Shares
                    Issue                                   Held        Value
===============================================================================
Common            + ADC Telecommunications, Inc. .......    17,180   $   69,923
Stocks            + The AES Corporation ................    11,738      105,642
                    AFLAC Incorporated .................    11,573      341,404
                    ALLTEL Corporation .................     6,908      383,739
                  + AMR Corporation ....................     3,383       89,345
                  + AOL Time Warner Inc. ...............    97,520    2,306,348
                    AT&T Corp. .........................    75,944    1,192,321
                  + AT&T Wireless Services Inc. ........    56,038      501,540
                    Abbott Laboratories ................    34,091    1,793,187
                    Adobe Systems Incorporated .........     5,311      213,980
                    Adolph Coors Company (Class B) .....       848       57,215
                  + Advanced Micro Devices, Inc. .......     7,576      111,443
                    Aetna Inc. (New Shares) ............     3,120      121,118
                  + Agilent Technologies, Inc. .........    10,110      353,446
                    Air Products and Chemicals, Inc. ...     5,067      261,711
                    Alberto-Culver Company (Class B) ...     1,285       69,390
                    Albertson's, Inc. ..................     8,914      295,410
                    Alcan Aluminium Ltd. ...............     7,026      278,440
                    Alcoa Inc. .........................    18,999      717,022
                    Allegheny Energy, Inc. .............     2,730      112,885
                    Allegheny Technologies
                      Incorporated .....................     1,816       30,037
                    Allergan Inc. ......................     2,887      186,645
                  + Allied Waste Industries, Inc. ......     4,394       57,122
                    The Allstate Corporation ...........    15,945      602,243
                  + Altera Corporation .................     8,513      186,179
                    Ambac Financial Group, Inc. ........     2,340      138,224
                    Amerada Hess Corporation ...........     1,957      155,308
                    Ameren Corporation .................     3,058      130,730
                    American Electric Power
                      Company, Inc. ....................     7,088      326,686
                    American Express Company ...........    29,122    1,192,837
                    American Greetings Corporation
                      (Class A) ........................     1,378       25,011
                    American International Group, Inc. .    57,667    4,160,097
                  + American Power Conversion
                      Corporation ......................     4,300       63,554
                    AmerisourceBergen Corporation ......     2,240      152,992
                  + Amgen Inc. .........................    23,019    1,373,774
                    AmSouth Bancorporation .............     8,152      179,181
                    Anadarko Petroleum Corporation .....     5,470      308,727
                  + Analog Devices, Inc. ...............     7,987      359,734
                  + Andrew Corporation .................     1,789       29,930
                    Anheuser-Busch Companies, Inc. .....    19,756    1,031,263
                    Aon Corporation ....................     5,694      199,290
                    Apache Corporation .................     2,994      170,299
                  + Apple Computer, Inc. ...............     7,648      181,028
                    Applera Corporation-Applied
                      Biosystems Group .................     4,696      104,956
                  + Applied Materials, Inc. ............    17,923      972,681
                  + Applied Micro Circuits Corporation .     6,597       52,776
                    Archer-Daniels-Midland Company .....    14,607      203,476
                    Ashland Inc. .......................     1,562       71,087
                    Autodesk, Inc. .....................     1,186       55,374
                    Automatic Data Processing, Inc. ....    13,740      800,630
                  + AutoZone, Inc. .....................     2,465      169,715
                  + Avaya Inc. .........................     6,214       45,859
                    Avery Dennison Corporation .........     2,491      152,026
                    Avon Products, Inc. ................     5,239      284,582
                    BB&T Corporation ...................     9,644      367,533
                    The B.F. Goodrich Company ..........     2,323       73,500
                  + BMC Software, Inc. .................     5,385      104,738
                    Baker Hughes Incorporated ..........     7,369      281,864
                    Ball Corporation ...................     1,200       56,664
                    Bank of America Corporation ........    35,281    2,399,814
                    The Bank of New York Company, Inc. .    16,190      680,304
                    Bank One Corporation ...............    25,650    1,071,657
                    Barrick Gold Corporation ...........    11,814      219,268
                    Bausch & Lomb Incorporated .........     1,217       54,242
                    Baxter International Inc. ..........    12,984      772,808
                    The Bear Stearns Companies Inc. ....     3,010      188,878
                    Becton, Dickinson and Company ......     5,661      213,533
                  + Bed Bath & Beyond Inc. .............     6,330      213,638
                    BellSouth Corporation ..............    41,251    1,520,512
                    Bemis Company, Inc. ................     1,204       65,437
                  + Best Buy Co., Inc. .................     4,591      363,607
                    Big Lots, Inc. .....................     2,435       34,212
                  + Biogen, Inc. .......................     3,292      161,506
                    Biomet, Inc. .......................     5,931      160,493
                    The Black & Decker Corporation .....     1,760       81,910
                    The Boeing Company .................    19,202      926,497
                    Boise Cascade Corporation ..........     1,313       47,583
                  + Boston Scientific Corporation ......     8,836      221,695
                    Bristol-Myers Squibb Company .......    42,777    1,732,041
                  + Broadcom Corporation (Class A) .....     5,725      205,528
                    Brown-Forman Corporation
                      (Class B) ........................     1,477      107,467
                    Brunswick Corporation ..............     1,923       52,536
                    Burlington Northern Santa Fe Corp. .     8,622      260,212
                    Burlington Resources Inc. ..........     4,655      186,619
                  + CIENA Corporation ..................     7,215       64,935
                    CIGNA Corporation ..................     3,296      334,181
                    CMS Energy Corporation .............     2,872       64,993
                    C.R. Bard, Inc. ....................     1,179       69,620
                    CSX Corporation ....................     4,695      178,926
                    CVS Corporation ....................     8,653      297,057
                  + Calpine Corporation ................     6,623       84,112
                    Campbell Soup Company ..............     8,987      240,852
                    Capital One Financial Corporation ..     4,587      292,880
                    Cardinal Health, Inc. ..............     9,813      695,644
                    Carnival Corporation ...............    12,914      421,642
                    Caterpillar Inc. ...................     7,595      431,776
                  + Cendant Corporation ................    21,220      407,424
                    Centex Corporation .................     1,272       66,055
                    CenturyTel, Inc. ...................     3,111      105,774
                    The Charles Schwab Corporation .....    44,272      579,520
                    Charter One Financial, Inc. ........     4,818      150,418
                    ChevronTexaco Corporation ..........    23,541    2,125,046
                  + Chiron Corporation .................     4,232      194,206
                    The Chubb Corporation ..............     3,856      281,874
                    Cincinnati Financial Corporation ...     3,537      154,425
                    Cinergy Corp. ......................     3,557      127,163
                    Cintas Corporation .................     3,760      187,474
                    Circuit City Stores--Circuit
                      City Group .......................     4,523       81,595
                  + Cisco Systems, Inc. ................   161,094    2,727,321
                    Citigroup Inc. .....................   110,681    5,480,923
                  + Citizens Communications Company ....     6,280       67,510
                  + Citrix Systems, Inc. ...............     4,129       71,349
                  + Clear Channel Communications, Inc. .    12,921      664,269
                    The Clorox Company .................     5,206      227,138
                    The Coca-Cola Company ..............    54,748    2,861,130
                    Coca-Cola Enterprises Inc. .........     9,782      183,706
                    Colgate-Palmolive Company ..........    12,349      705,745
                  + Comcast Corporation (Class A) ......    20,760      660,168
                    Comerica Incorporated ..............     3,941      246,588
                    Compaq Computer Corporation ........    37,176      388,489
                    Computer Associates
                      International, Inc. ..............    12,728      278,616
                  + Computer Sciences Corporation ......     3,734      189,501
                  + Compuware Corporation ..............     8,118      104,803
                  + Comverse Technology, Inc. ..........     4,066       51,516
                    ConAgra, Inc. ......................    11,885      288,211
                  + Concord EFS, Inc. ..................    10,580      351,785
                  + Conexant Systems, Inc. .............     5,427       65,395
                    Conoco Inc. ........................    13,770      401,809
                  + Conseco, Inc. ......................     7,435       26,915
                    Consolidated Edison, Inc. ..........     4,665      195,510
                    Constellation Energy Group .........     3,607      111,276
                  + Convergys Corporation ..............     3,785      111,922
                    Cooper Industries, Inc. ............     2,075       87,046
                    Cooper Tire & Rubber Company .......     1,593       34,488
                    Corning Incorporated ...............    20,473      156,004
                  + Costco Wholesale Corporation .......     9,864      392,784
                    Countrywide Credit Industries , Inc.     2,600      116,350
                    Crane Co. ..........................     1,332       36,417
                    Cummins Engine Company, Inc. .......       964       45,530
                    DTE Energy Company .................     3,628      165,074
                    Dana Corporation ...................     3,325       71,388
                    Danaher Corporation ................     3,173      225,346
                    Darden Restaurants, Inc. ...........     2,627      106,630
                    Deere & Company ....................     5,179      235,902
                  + Dell Computer Corporation ..........    57,249    1,494,771
                    Delphi Automotive Systems
                      Corporation ......................    12,369      197,780
                    Delta Air Lines, Inc. ..............     2,698       88,279
                    Deluxe Corporation .................     1,581       73,137
                    Devon Energy Corporation ...........     2,885      139,259
                    Dillard's, Inc. (Class A) ..........     1,871       44,642
                    Dollar General Corporation .........     7,338      119,463
                    Dominion Resources, Inc. ...........     5,754      374,931
                    Dover Corporation ..................     4,477      183,557
                    The Dow Chemical Company ...........    19,767      646,776
                    Dow Jones & Company, Inc. ..........     1,951      113,587
                    Duke Energy Corporation ............    16,938      640,256
                    Dynegy Inc. (Class A) ..............     7,141      207,089
                    E.I. du Pont de Nemours
                      and Company ......................    22,953    1,082,234
                  + EMC Corporation ....................    48,574      579,002
                    EOG Resources, Inc. ................     2,600      105,456
                    Eastman Chemical Company ...........     1,700       82,943
                    Eastman Kodak Company ..............     6,384      198,989
                    Eaton Corporation...................     1,547      125,276
                    Ecolab Inc..........................     2,780      127,102
                  + Edison International................     7,175      120,181
                    El Paso Corporation.................    11,207      493,444


                                     4 & 5

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2002

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                                           Shares
                    Issue                                   Held         Value
===============================================================================
Common              Electronic Data Systems
Stocks                Corporation .......................    10,333  $  599,211
(continued)         Eli Lilly and Company ...............    24,737   1,884,959
                    Emerson Electric Co. ................     9,438     541,647
                    Engelhard Corporation ...............     2,878      89,304
                    Entergy Corporation .................     4,858     210,886
                    Equifax Inc. ........................     3,140      93,886
                    Equity Office Properties Trust ......     8,800     263,912
                    Exelon Corporation ..................     7,036     372,697
                    Exxon Mobil Corporation .............   151,868   6,656,374
                    FPL Group, Inc. .....................     3,908     232,721
                    Family Dollar Stores, Inc. ..........     3,785     126,835
                    Fannie Mae ..........................    22,017   1,758,718
                  + Federated Department Stores, Inc. ...     4,362     178,188
                  + FedEx Corp. .........................     6,758     392,640
                    Fifth Third Bancorp .................    12,590     849,573
                    First Data Corporation ..............     8,623     752,357
                    FirstEnergy Corp. ...................     6,754     233,553
                  + Fiserv, Inc. ........................     4,132     190,031
                    FleetBoston Financial Corporation ...    23,839     834,365
                    Fluor Corporation ...................     1,745      71,179
                    Ford Motor Company ..................    40,270     664,052
                  + Forest Laboratories, Inc. ...........     3,920     320,264
                    Fortune Brands, Inc. ................     3,417     168,697
                    Franklin Resources, Inc. ............     5,809     243,513
                    Freddie Mac .........................    15,244     966,012
                  + Freeport-McMoRan Copper &
                      Gold, Inc. (Class B) ..............     3,168      55,820
                    Gannett Co., Inc. ...................     5,887     448,001
                    The Gap, Inc. .......................    18,918     284,527
                  + Gateway Inc. ........................     7,112      44,948
                    General Dynamics Corporation ........     4,385     411,971
                    General Electric Company ............   218,632   8,187,768
                    General Mills, Inc. .................     7,974     389,530
                    General Motors Corporation ..........    12,119     732,594
                    Genuine Parts Company ...............     3,807     139,983
                  + Genzyme Corporation .................     4,200     183,414
                    Georgia-Pacific Group ...............     4,965     148,702
                    The Gillette Company ................    23,273     791,515
                    Golden West Financial Corporation ...     3,513     223,076
                    The Goodyear Tire &
                      Rubber Company ....................     3,497      89,418
                    Great Lakes Chemical Corporation ....     1,166      32,846
                  + Guidant Corporation .................     6,757     292,713
                    H & R Block, Inc. ...................     3,996     177,622
                    HCA Inc. ............................    11,831     521,510
                  + HEALTHSOUTH Corporation .............     8,536     122,492
                    H.J. Heinz Company ..................     7,658     317,807
                    Halliburton Company .................     9,444     161,209
                    Harley-Davidson, Inc. ...............     6,696     369,150
                  + Harrah's Entertainment, Inc. ........     2,605     115,297
                    The Hartford Financial Services
                      Group, Inc. .......................     5,222     355,723
                    Hasbro, Inc. ........................     3,773      59,689
                  + Health Management Associates,
                      Inc. (Class A) ....................     5,400     111,942
                  + Hercules Incorporated ...............     2,341      31,159
                    Hershey Foods Corporation ...........     3,008     206,168
                    Hewlett-Packard Company .............    42,712     766,253
                    Hilton Hotels Corporation ...........     8,129     116,245
                    The Home Depot, Inc. ................    51,365   2,496,853
                    Honeywell International Inc. ........    17,813     681,704
                    Household International, Inc. .......    10,209     579,871
                  + Humana Inc. .........................     3,758      50,846
                    Huntington Bancshares
                      Incorporated ......................     5,540     109,138
                    IMS Health Incorporated .............     6,489     145,678
                    ITT Industries, Inc. ................     1,924     121,289
                    Illinois Tool Works Inc. ............     6,676     483,009
                  + Immunex Corporation .................    11,900     360,094
                  + Inco Limited ........................     4,070      79,650
                    Ingersoll-Rand Company (Class A) ....     3,704     185,274
                    Intel Corporation ...................   148,021   4,501,319
                    International Business Machines
                      Corporation .......................    38,241   3,977,064
                    International Flavors &
                      Fragrances Inc. ...................     2,131      74,521
                  + International Game Technology .......     1,600      99,712
                    International Paper Company .........    10,636     457,454
                    The Interpublic Group of
                      Companies, Inc. ...................     8,258     283,084
                  + Intuit Inc. .........................     4,540     174,154
                    J.C. Penney Company, Inc. ...........     5,766     119,414
                  + JDS Uniphase Corporation ............    28,971     170,639
                    J.P. Morgan Chase & Co. .............    43,695   1,557,727
                  + Jabil Circuit, Inc. .................     4,160      97,885
                    Jefferson-Pilot Corporation .........     3,348     167,668
                    John Hancock Financial Services, Inc.     6,840     261,220
                    Johnson & Johnson ...................    66,584   4,324,631
                    Johnson Controls, Inc. ..............     1,865     164,698
                    KB HOME .............................       947      41,100
                  + KLA-Tencor Corporation ..............     4,106     273,049
                  + Kadant Inc. .........................         1          14
                    Kellogg Company .....................     8,963     300,888
                    Kerr-McGee Corporation ..............     2,171     136,447
                    KeyCorp .............................     9,409     250,750
                    KeySpan Corporation .................     3,000     109,170
                    Kimberly-Clark Corporation ..........    11,714     757,310
                    Kinder Morgan, Inc. .................     2,528     122,431
                  + King Pharmaceuticals, Inc. ..........     5,336     186,813
                    Knight Ridder, Inc. .................     1,621     111,346
                  + Kohl's Corporation ..................     7,294     518,968
                  + The Kroger Co. ......................    17,845     395,445
                  + LSI Logic Corporation ...............     7,908     134,436
                    Leggett & Platt, Incorporated .......     4,328     107,334
                    Lehman Brothers Holdings, Inc. ......     7,888     509,880
                  + Lexmark International Group,
                      Inc. (Class A) ....................     2,865     163,821
                    The Limited, Inc. ...................     9,403     168,314
                    Lincoln National Corporation ........     4,134     209,718
                    Linear Technology Corporation .......     7,004     309,717
                    Liz Claiborne, Inc. .................     2,286      64,831
                    Lockheed Martin Corporation .........     9,489     546,377
                    Loews Corporation ...................     4,398     257,635
                    Louisiana-Pacific Corporation .......     2,314      24,852
                    Lowe's Companies, Inc. ..............    16,920     735,851
                    Lucent Technologies Inc. ............    74,964     354,580
                    MBIA, Inc. ..........................     3,291     179,985
                    MBNA Corporation ....................    18,748     723,110
                    MGIC Investment Corporation .........     2,322     158,894
                  + Manor Care, Inc. ....................     2,267      52,821
                    Marathon Oil Corporation ............     6,860     197,568
                    Marriott International, Inc. ........
                      (Class A) .........................     5,299     238,190
                    Marsh & McLennan Companies, Inc. ....     6,076     685,008
                    Masco Corporation ...................    10,122     277,849
                    Mattel, Inc. ........................     9,429     196,500
                  + Maxim Integrated Products, Inc. .....     7,204     401,335
                    The May Department Stores
                      Company ...........................     6,544     228,058
                    Maytag Corporation ..................     1,690      74,783
                  + McDermott International, Inc. .......     1,367      21,257
                    McDonald's Corporation ..............    28,466     789,932
                    The McGraw-Hill Companies, Inc. .....     4,330     295,523
                    McKesson HBOC, Inc. .................     6,274     234,836
                    MeadWestvaco Corporation ............     4,362     144,600
                  + MedImmune, Inc. .....................     4,680     184,064
                    Medtronic, Inc. .....................    26,548   1,200,235
                    Mellon Financial Corporation ........    10,504     405,349
                    Merck & Co., Inc. ...................    50,470   2,906,063
                  + Mercury Interactive Corp. ...........     1,830      68,900
                    Meredith Corporation ................     1,094      46,506
                    MetLife, Inc. .......................    16,502     519,813
                  + Micron Technology, Inc. .............    13,114     431,451
                  + Microsoft Corporation ...............   120,363   7,259,093
                    Millipore Corporation ...............     1,036      45,832
                    Minnesota Mining and
                      Manufacturing Company (3M) ........     8,715   1,002,312
                  + Mirant Corporation ..................     7,897     114,112
                    Molex Incorporated ..................     4,301     149,116
                    Moody's Corporation .................     3,467     142,494
                    Morgan Stanley Dean Witter & Co. ....    35,637   2,042,356
                    Motorola, Inc. ......................    48,265     685,363
                  + NCR Corporation .....................     2,120      94,870
                    NICOR, Inc. .........................       986      44,912
                  + Nabors Industries, Inc. .............     3,230     136,468
                    National City Corporation ...........    13,223     406,739
                  + National Semiconductor Corporation ..     3,835     129,201
                    Navistar International Corporation ..     1,322      58,565
                  + Network Appliance, Inc. .............     7,091     144,515
                    The New York Times Company
                      (Class A) .........................     3,505     167,749
                    Newell Rubbermaid Inc. ..............     5,890     188,244
                    Newmont Mining Corporation ..........     4,296     118,956
                  + Nextel Communications, Inc. .........
                      (Class A) .........................    16,833      90,562
                    Nike, Inc. (Class B) ................     5,924     355,499
                    NiSource Inc. .......................     4,488     103,000
                  + Noble Drilling Corporation ..........     3,000     124,170
                    Nordstrom, Inc. .....................     2,961      72,545
                    Norfolk Southern Corporation ........     8,456     202,437
                    Nortel Networks Corporation .........    70,131     314,888
                    Northern Trust Corporation ..........     4,900     294,539
                    Northrop Grumman Corporation ........     1,878     212,308


                                     6 & 7

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2002

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                                            Shares
                    Issue                                    Held        Value
================================================================================
Common            + Novell, Inc. .......................     7,920    $   30,809
Stocks            + Novellus Systems, Inc. .............     3,070       166,179
(concluded)         Nucor Corporation ..................     1,712       109,979
                    Occidental Petroleum Corporation ...     8,221       239,642
                  + Office Depot, Inc. .................     6,583       130,673
                    Omnicom Group Inc. .................     4,077       384,869
                  + Oracle Corporation .................   119,358     1,527,782
                    PACCAR Inc. ........................     1,703       124,677
                  + PG&E Corporation ...................     8,537       201,132
                  + PMC--Sierra, Inc. ..................     3,610        58,771
                    PNC Bank Corp. .....................     6,361       391,138
                    PPG Industries, Inc. ...............     3,729       204,759
                    PPL Corporation ....................     3,201       126,792
                  + Pactiv Corporation .................     3,491        69,890
                    Pall Corporation ...................     2,755        56,450
                  + Palm, Inc. .........................    12,504        49,891
                  + Parametric Technology Corporation ..     5,874        35,479
                    Parker-Hannifin Corporation ........     2,568       128,143
                    Paychex, Inc. ......................     8,225       326,533
                    Peoples Energy Corporation .........       817        32,173
                  + PeopleSoft, Inc. ...................     6,471       236,386
                    The Pepsi Bottling Group, Inc. .....     6,200       160,394
                    PepsiCo, Inc. ......................    38,903     2,003,505
                    PerkinElmer, Inc. ..................     2,222        41,107
                    Pfizer Inc. ........................   138,949     5,521,833
                    Pharmacia Corporation ..............    28,635     1,290,866
                    Phelps Dodge Corporation ...........     1,799        75,738
                    Philip Morris Companies Inc. .......    48,416     2,550,071
                    Phillips Petroleum Company .........     8,348       524,254
                    Pinnacle West Capital Corporation ..     1,851        83,943
                    Pitney Bowes Inc. ..................     5,432       232,490
                    Placer Dome Inc. ...................     7,211        88,335
                  + Power-One, Inc. ....................     1,740        14,233
                    Praxair, Inc. ......................     3,468       207,386
                    The Procter & Gamble Company .......    28,507     2,568,196
                    Progress Energy, Inc. ............ .     4,822       241,293
                    The Progressive Corporation ........     1,679       279,755
                    Providian Financial Corporation ....     6,328        47,776
                    Public Service Enterprise Group
                      Incorporated .....................     4,578       209,672
                    Pulte Corporation ..................     1,284        61,439
                  + QLogic Corporation .................     2,010        99,535
                  + QUALCOMM Incorporated ..............    16,652       626,781
                  + Quintiles Transnational Corp. ......     2,544        45,156
                    Qwest Communications
                      International Inc. ...............    36,593       300,794
                    R.R. Donnelley & Sons Company ......     2,584        80,362
                    RadioShack Corporation .............     4,082       122,623
                    Raytheon Company ...................     8,454       347,037
                  + Reebok International Ltd. ..........     1,292        34,923
                    Regions Financial Corporation ......     5,007       171,990
                    Reliant Energy, Inc. ...............     6,564       169,286
                  + Robert Half International Inc. .....     3,860       113,947
                    Rockwell Collins ...................     4,033       101,712
                    Rockwell International Corporation..     4,033        80,902
                    Rohm and Haas Company ..............     4,913       207,673
                  + Rowan Companies, Inc. ..............     2,115        48,730
                    Royal Dutch Petroleum Company
                      (NY Registered Shares) ...........    47,190     2,563,361
                    Ryder System, Inc. .................     1,293        38,195
                    SAFECO Corporation .................     2,865        91,795
                    SBC Communications Inc. ............    74,131     2,775,465
                    SUPERVALU Inc. .....................     2,901        74,846
                    SYSCO Corporation ..................    14,803       441,425
                  + Sabre Holdings Corporation .........     2,867       133,918
                  + Safeway Inc. .......................    11,124       500,802
                  + Sanmina Corporation ................    12,437       146,135
                  + Sapient Corporation ................     2,660        12,635
                    Sara Lee Corporation ...............    17,374       360,684
                    Schering-Plough Corporation ........    32,203     1,007,954
                    Schlumberger Limited ...............    12,616       742,073
                    Scientific-Atlanta, Inc. ...........     3,556        82,144
                  + Sealed Air Corporation .............     1,825        85,921
                    Sears, Roebuck & Co. ...............     7,231       370,733
                    Sempra Energy ......................     4,481       112,697
                    The Sherwin-Williams Company .......     3,448        98,199
                  + Siebel Systems, Inc. ...............     9,974       325,252
                    Sigma-Aldrich Corporation ..........     1,700        79,832
                    Snap-On Incorporated ...............     1,272        43,312
                  + Solectron Corporation ..............    14,378       112,148
                    SouthTrust Corporation .............     7,510       198,264
                    The Southern Company ...............    15,078       399,416
                    Southwest Airlines Co. .............    16,751       324,132
                  + Sprint Corp. (PCS Group) ...........    20,600       211,974
                    Sprint Corporation .................    19,539       298,751
                  + St. Jude Medical, Inc. .............     1,849       142,650
                    The St. Paul Companies, Inc. .......     4,720       216,412
                    The Stanley Works ..................     1,896        87,690
                  + Staples, Inc. ......................    10,034       200,379
                  + Starbucks Corporation ..............     8,354       193,228
                    Starwood Hotels & Resorts
                      Worldwide, Inc. ..................     4,315       162,287
                    State Street Corporation ...........     7,222       399,954
                    Stilwell Financial, Inc. ...........     4,888       119,707
                    Stryker Corporation ................     4,340       261,832
                  + Sun Microsystems, Inc. .............    71,684       632,253
                    SunTrust Banks, Inc. ...............     6,427       428,874
                    Sunoco, Inc. .......................     1,845        73,818
                    Symbol Technologies, Inc. ..........     4,987        56,054
                    Synovus Financial Corp. ............     6,309       192,298
                    T. Rowe Price Group Inc. ...........     2,695       104,916
                    TECO Energy, Inc. ..................     2,945        84,315
                    The TJX Companies, Inc. ............     6,215       248,662
                  + TMP Worldwide Inc. .................     2,360        81,349
                    TRW Inc. ...........................     2,790       143,601
                    TXU Corp. ..........................     5,704       310,925
                    Target Corporation .................    19,791       853,388
                  + Tektronix, Inc. ....................     2,058        48,692
                  + Tellabs, Inc. ......................     9,058        94,837
                    Temple-Inland, Inc. ................     1,087        61,655
                  + Tenet Healthcare Corporation .......     7,137       478,322
                  + Teradyne, Inc. .....................     3,818       150,544
                    Texas Instruments Incorporated .....    38,210     1,264,751
                    Textron, Inc. ......................     3,143       160,607
                  + Thermo Electron Corporation ........     3,977        82,443
                    Thomas & Betts Corporation .........     1,310        27,720
                    Tiffany & Co. ......................     3,264       116,035
                    Torchmark Corporation ..............     2,777       111,885
                  + Toys 'R' Us, Inc. ..................     4,362        78,342
                    Transocean Sedco Forex Inc. ........     7,001       232,643
                    Tribune Company ....................     6,569       298,627
                  + Tricon Global Restaurants, Inc. ....     3,268       192,093
                    Tupperware Corporation .............     1,326        30,167
                    Tyco International Ltd. ............    42,626     1,377,672
                  + US Airways Group, Inc. .............     1,529         9,862
                    U.S. Bancorp .......................    39,143       883,458
                    USA Education Inc. .................     3,625       354,525
                    UST Inc. ...........................     3,605       140,343
                    Unilever NV (NY Registered Shares)..    12,629       717,327
                    Union Pacific Corporation ..........     5,476       340,279
                    Union Planters Corporation .........     3,018       143,023
                  + Unisys Corporation .................     6,915        87,336
                    United States Steel Corporation ....     1,935        35,120
                    United Technologies Corporation ....    10,349       767,896
                    UnitedHealth Group Incorporated ....     7,020       536,468
                  + Univision Communications Inc. ......
                      (Class A) ........................     4,605       193,410
                    Unocal Corporation .................     5,368       209,084
                    UnumProvident Corporation ..........     5,296       147,917
                  + VERITAS Software Corporation .......     8,747       383,381
                    V. F. Corporation ..................     2,465       106,611
                    Verizon Communications .............    59,531     2,717,590
                  + Viacom, Inc. (Class B) .............    39,183     1,895,282
                    Visteon Corporation ................     2,906        48,094
                  + Vitesse Semiconductor Corporation ..     4,036        39,553
                    Vulcan Materials Company ...........     2,203       104,731
                    W. W. Grainger, Inc. ...............     2,049       115,215
                    Wachovia Corporation ...............    30,955     1,147,811
                    Walgreen Co. .......................    22,404       878,013
                    Wal-Mart Stores, Inc. ..............    98,408     6,031,426
                    The Walt Disney Company ............    45,961     1,060,780
                    Washington Mutual, Inc. ............    20,579       681,782
                    Waste Management, Inc. .............    13,735       374,279
                  + Watson Pharmaceuticals, Inc. .......     2,326        63,011
                  + Wellpoint Health Networks Inc. .....     2,802       178,403
                    Wells Fargo Company ................    37,766     1,865,640
                    Wendy's International, Inc. ........     2,534        88,639
                    Weyerhaeuser Company ...............     4,736       297,705
                    Whirlpool Corporation ..............     1,470       111,059
                    The Williams Companies, Inc. .......    11,322       266,746
                    Winn-Dixie Stores, Inc. ............     3,145        50,446
                    Wm. Wrigley Jr. Company ............     4,976       265,271
                  + WorldCom, Inc. .....................    63,616       428,772
                    Worthington Industries, Inc. .......     1,868        28,692
                    Wyeth ..............................    28,957     1,901,027
                    XL Capital Ltd. (Class A) ..........     2,805       261,847
                    Xcel Energy, Inc. ..................     7,561       191,671
                    Xerox Corporation ..................    15,281       164,271
                  + Xilinx, Inc. .......................     7,260       289,384
                  + Yahoo! Inc. ........................    12,478       230,469
                  + Zimmer Holdings, Inc. ..............     4,277       145,632
                    Zions Bancorporation ...............     2,070       122,689
                    ------------------------------------------------------------
                    Total Common Stocks
                    (Cost--$268,666,026)--81.3%                      229,751,516
================================================================================


                                     8 & 9

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2002

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                             Face
                            Amount                                   Short-Term Obligations                             Value
=================================================================================================================================
Commercial                 $720,000                       General Electric Capital Corp., 1.82% due 4/01/2002       $     719,891
Paper*
=================================================================================================================================
                         Total Short-Term Obligations (Cost--$719,891)--0.3%                                              719,891
=================================================================================================================================
                        Nominal Value
OPTIONS                  Covered by
PURCHASED             Options Purchased                                       Issue
=================================================================================================================================
Put Options                232,484                        S&P 500 European, expiring October 2007 at $1,639            53,231,937
Purchased
=================================================================================================================================
                         Total Options Purchased (Cost--$44,408,620)--18.8%                                            53,231,937
=================================================================================================================================
                         Total Investments (Cost--$313,794,537)--100.4%                                               283,703,344
                         Liabilities in Excess of Other Assets--(0.4%)                                                 (1,199,900)
                                                                                                                     ------------
                         Net Assets--100.0%                                                                          $282,503,444
                                                                                                                     ============
=================================================================================================================================

+     Non-income producing security.
* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

      See Notes to Financial Statements.

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

               As of March 31, 2002
=================================================================================================================================
Assets:        Investments, at value (identified cost--$269,385,917) ....................                           $ 230,471,407
               Options purchased, at value (cost--$44,408,620) ..........................                              53,231,937
               Cash .....................................................................                                  23,342
               Dividends receivable .....................................................                                 227,358
               Prepaid expenses and other assets ........................................                                   9,572
                                                                                                                    -------------
               Total assets .............................................................                             283,963,616
                                                                                                                    -------------
=================================================================================================================================
Liabilities:   Payables:
                 Deferred advisory fees .................................................           $     758,157
                 Investment adviser .....................................................                 702,015
                                                                                                    -------------
               Total liabilities ........................................................                               1,460,172
                                                                                                                    -------------
=================================================================================================================================
Net Assets:    Net assets ...............................................................                           $ 282,503,444
                                                                                                                    =============
=================================================================================================================================
Capital:       Common Stock, par value $.10 per share, 200,000,000 shares authorized ....                           $   3,151,000
               Paid-in capital in excess of par .........................................                             311,949,000
               Undistributed investment income--net .....................................                                  66,408
               Accumulated realized capital losses on investments--net ..................                              (2,571,771)
               Unrealized depreciation on investments--net ..............................                             (30,091,193)
                                                                                                                    -------------
               Total Capital--Equivalent to $8.97 per share based on 31,510,000 shares of
               Common Stock outstanding (market price--$8.30) ...........................                           $ 282,503,444
                                                                                                                    =============
=================================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                         For the Six Months Ended March 31, 2002
=================================================================================================================================
Investment               Dividends (net of $4,268 foreign withholding tax) ......................                   $   1,546,616
Income:                  Interest ...............................................................                           4,169
                                                                                                                    -------------
                         Total income ...........................................................                       1,550,785
                                                                                                                    -------------
=================================================================================================================================
Expenses:                Investment advisory fees ...............................................   $   1,413,337
                         Directors' fees and expenses ...........................................          19,919
                                                                                                    -------------
                         Total expenses .........................................................                       1,433,256
                                                                                                                    -------------
                         Investment income--net .................................................                         117,529
=================================================================================================================================
Realized &               Realized loss on investments--net ......................................                      (1,291,762)
Unrealized Gain (Loss)   Change in unrealized depreciation on investments--net ..................                       4,302,185
On Investments--Net:                                                                                                -------------
                         Net Increase in Net Assets Resulting from Operations ...................                   $   3,127,952
                                                                                                                    =============
=================================================================================================================================

      See Notes to Financial Statements.


                                    10 & 11

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                For the Six          For the
                                                                                                Months Ended        Year Ended
                     Increase (Decrease) in Net Assets:                                        March 31, 2002     Sept. 30, 2001
================================================================================================================================
Operations:          Investment income--net ............................................       $      117,529     $      170,669
                     Realized loss on investments--net .................................           (1,291,762)        (1,187,337)
                     Change in unrealized appreciation/depreciation on investments--net             4,302,185        (39,051,807)
                                                                                               --------------     --------------
                     Net increase (decrease) in net assets resulting from operations ...            3,127,952        (40,068,475)
                                                                                               --------------     --------------
================================================================================================================================
Dividends to         Investment income--net ............................................             (190,667)          (391,480)
Shareholders:                                                                                  --------------     --------------
                     Net decrease in net assets resulting from dividends to shareholders             (190,667)          (391,480)
                                                                                               --------------     --------------
================================================================================================================================
Net Assets:          Total increase (decrease) in net assets ...........................            2,937,285        (40,459,955)
                     Beginning of period ...............................................          279,566,159        320,026,114
                                                                                               --------------     --------------
                     End of period* ....................................................       $  282,503,444     $  279,566,159
                                                                                               ==============     ==============
================================================================================================================================
                   * Undistributed investment income--net ..............................       $       66,408     $      139,546
                                                                                               ==============     ==============
================================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                                    For the
                      The following per share data and ratios have been derived   For the Six         For the     Period Nov. 3,
                      from information provided in the financial statements       Months Ended       Year Ended      1999+ to
                                                                                    March 31,       September 30,  September 30,
                      Increase (Decrease) in Net Asset Value:                         2002              2001           2000
================================================================================================================================
Per Share Operating   Net asset value, beginning of period .....................  $       8.87      $      10.16    $      10.00
Performance:                                                                      ------------      ------------    ------------
                         Investment income--net ................................           .01                --++           .01
                         Realized and unrealized gain (loss) on investments--net           .10             (1.28)            .15
                                                                                  ------------      ------------    ------------
                      Total from investment operations .........................           .11             (1.28)            .16
                                                                                  ------------      ------------    ------------
                      Less dividends from investment income--net ...............          (.01)             (.01)             --
                                                                                  ------------      ------------    ------------
                      Net asset value, end of period ...........................  $       8.97      $       8.87    $      10.16
                                                                                  ------------      ------------    ------------
                      Market price per share, end of period ....................  $       8.30      $       8.45    $       9.25
                                                                                  ============      ============    ============
================================================================================================================================
Total Investment      Based on net asset value per share .......................         1.13%@          (12.70%)          1.60%@
Return:**                                                                         ============      ============    ============
                      Based on market price per share ..........................        (1.76%)@          (8.65%)         (7.50%)@
                                                                                  ============      ============    ============
================================================================================================================================
Ratios to Average     Expenses .................................................         1.02%*            1.01%           1.00%*
Net Assets:                                                                       ============      ============    ============
                      Investment income--net ...................................          .08%*             .06%            .12%*
                                                                                  ============      ============    ============
================================================================================================================================
Supplemental          Net assets, end of period (in thousands) .................  $    282,503      $    279,566    $    320,026
Data:                                                                             ============      ============    ============
                      Portfolio turnover .......................................          .33%             3.59%           7.60%
                                                                                  ============      ============    ============
================================================================================================================================

 *    Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
 +    Commencement of operations.
++    Amount is less than $.01 per share.
 @    Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

The S&P 500(R) Protected Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, fixed-term, closed-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund is anticipated to terminate on or about November 30, 2007. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the NASDAQ under the symbol PEFX. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities are valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). At inception, the Fund purchased three seven-year European-style put options from three independent counterparties. For valuation purposes, the Fund obtains a bid price from each of the three counterparties. The average of these three bid prices is used to value each of the three put options. Obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value, unless this method no longer produces fair valuations. Rights or warrants to acquire stock, or stock acquired pursuant to the exercise of a right or warrant, may be valued taking into account various factors such as original cost to the Fund, earnings and net worth of the issuer, market prices for securities of similar issuers, assessment of the issuer's future prosperity, liquidation value or third party transactions involving the issuer's securities. Securities and all other assets for which there exist no price quotations or valuations, including put contracts and futures contracts and related options, are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.


                                   12 & 13

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract or if the counter party does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts as a hedge against adverse changes in the interest rate. A futures contract is an agreement between two parties to buy and sell a security, respectively, for a set price at a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund can purchase privately negotiated put option contracts intended to protect the Fund's initial net asset value. In addition to the put option contracts, the Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is a limited partner.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a fee on a quarterly basis in arrears at an annual rate equal to 1.0% of the average daily value of the Fund's net assets. To the extent that cash or cash equivalents are not sufficient to pay all of the investment advisory fee at the conclusion of a quarterly period, MLIM will defer collecting the portion of the investment advisory fee not covered by such available cash or cash equivalents. The Fund will not pay MLIM any interest on any deferred investment advisory fees.

MLIM will bear all of the Fund's ordinary operating expenses, including administration, custodial, transfer agency, legal, auditing and accounting fees.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2002 were $1,291,265 and $904,814, respectively.

Net realized losses for the six months ended March 31, 2002 and net unrealized gains (losses) as of March 31, 2002 were as follows:

-------------------------------------------------------------------------------
                                                   Realized        Unrealized
                                                    Losses        Gains (Losses)
-------------------------------------------------------------------------------
Long-term investments ........................   $ (1,273,044)    $(38,914,510)
Financial futures contracts ..................        (18,718)              --
Options purchased ............................             --        8,823,317
                                                 ------------     ------------
Total ........................................   $ (1,291,762)    $(30,091,193)
                                                 ============     ============
-------------------------------------------------------------------------------

As of March 31, 2002, net unrealized depreciation for Federal income tax purposes aggregated $30,091,193, of which $34,825,906 related to appreciated securities and $64,917,099 related to depreciated securities. The aggregate cost of investments, including options purchased, at March 31, 2002 for Federal income tax purposes was $313,794,537.

4. Common Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of Common Stock, par value $.10 per share. Shares issued and outstanding during the six months ended March 31, 2002 and the year ended September 30, 2001 remained constant.

5. Capital Loss Carryforward:

At September 30, 2001, the Fund had a net capital loss carryforward of approximately $29,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


                                    14 & 15

[LOGO] Merrill Lynch  Investment Managers
                                                              [GRAPHICS OMITTED]

The S&P 500(R) Protected Equity Fund, Inc. invests in a portfolio primarily of the common stocks of substantially all of the companies represented in the S&P 500 and privately negotiated put options contracts intended to protect the Fund's initial net asset value at the maturity date by limiting the risk of loss caused by a decline in the market value of the Fund's common stock portfolio.

This report, including the financial information herein, is transmitted to shareholders of The S&P 500(R) Protected Equity Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

The S&P 500(R) Protected Equity Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper              #SPPEQ--3/02